Segments (Revenue and Plant Property Equipment by Countries) (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Information
Revenue	$ 99,751	$ 104,507	$ 106,916
Net Plant, Property and Equipment	13,821	13,996
Plant and Other Property
Segment Information
Net Plant, Property and Equipment	12,979	12,854	12,457
Geographic Information
Segment Information
Revenue	99,751	104,507	106,916
Geographic Information | Plant and Other Property
Segment Information
Net Plant, Property and Equipment	12,979	12,854	12,457
UNITED STATES | Geographic Information
Segment Information
Revenue	34,809	36,270	37,041
UNITED STATES | Geographic Information | Plant and Other Property
Segment Information
Net Plant, Property and Equipment	6,723	6,555	6,271
JAPAN | Geographic Information
Segment Information
Revenue	9,071	10,697	10,968
Other countries | Geographic Information
Segment Information
Revenue	55,871	57,540	58,906
Other countries | Geographic Information | Plant and Other Property
Segment Information
Net Plant, Property and Equipment	$ 6,257	$ 6,299	$ 6,186